Share-Based Compensation - RSU Activity (Details) - RSUs	12 Months Ended
	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares
Number of restricted shares
Unvested restricted shares outstanding at beginning of the year (in shares)	26,732,873
Granted (in shares)	0	5,714,200	0
Forfeited (in shares)	(5,469,900)
Unvested restricted shares outstanding at end of the year (in shares)	21,262,973	26,732,873
Expected to vest (in shares)	21,262,973
Weighted average grant date fair value
Unvested restricted shares outstanding at beginning of the year (in dollars per share) | $ / shares	$ 0.17
Forfeited (in dollars per share) | $ / shares	0.03
Unvested restricted shares outstanding at end of the year (in dollars per share) | $ / shares	0.21	$ 0.17
Expected to vest (in dollars per share) | $ / shares	$ 0.21
Granted (in shares)	0	5,714,200	0
Contractual term	10 years
Annual Vesting percentage	25.00%
Vesting number of anniversaries | item	4
Share-based compensation expense | $	$ 103	$ 466,395	$ 1,348,468
Unrecognized compensation cost related to non-vested stock options | $	$ 0